Fair Value of Financial Instruments (Tables)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value of Financial Instruments (Tables) [Line Items]
Schedule of fair value on a recurring basis
Description	Level	June 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$229,788,742	$229,884,479

Liabilities:
Warrant Liability – Private Placement Warrants	3	$6,605,462	$630,224
Convertible Promissory Notes – Related Party	3	480,400	—

Description	Level	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$229,884,479

Liabilities:
Warrant Liability – Private Placement Warrants	3	$630,224

Schedule of model for the private placement warrants
Input	June 30, 2021	December 31, 2020
Risk-free interest rate	0.83%	0.35%
Trading days per year	252	252
Expected volatility	87.6%	17.4%
Exercise price	$11.50	$11.50
Stock Price	$15.58	$10.00

June 30, 2021
Risk-free interest rate	$0.83%
Trading days per year	$252
Expected volatility	87.6%
Exercise price	$11.50
Stock Price	$15.58
Probability of transaction	90.0%

Input	July 24, 2020 (Initial Measurement)	September 30, 2020	December 31, 2020
Risk-free interest rate	0.34%	0.34%	0.34%
Trading days per year	252	252	252
Expected volatility	27.0%	27.0%	27.0%
Exercise price	$11.50	$11.50	$11.50
Stock Price	$10.00	$10.00	$10.00

Schedule of changes in the fair value of the Private Placement Warrants
Private Placement Warrants
Fair value as of January 1, 2021	$630,224
Change in valuation inputs or other assumptions	5,975,238
Fair value as of June 30, 2021	$6,605,462

Convertible Promissory Note
Fair value as of January 1, 2021	$—
Proceeds received through Convertible Promissory Note	200,000
Change in valuation inputs or other assumptions	280,400
Fair value as of June 30, 2021	$480,400

Warrant Liability
Fair value as of February 11, 2020 (inception)	$—
Initial measurement on July 24, 2020	154,583
Change in valuation inputs or other assumptions	475,641
Fair value as of December 31, 2020	$630,224

FF Intelligent Mobility Global Holdings Ltd [Member]
Fair Value of Financial Instruments (Tables) [Line Items]
Schedule of financial assets and liabilities measured on recurring basis
	June 30, 2021
	Level 1	Level 2	Level 3
Related party notes payable	$—	$—	$21,769
Notes payable	—	—	213,504
Warrant liabilities	—	—	7,880

	December 31, 2020
	Level 1	Level 2	Level 3
Related party notes payable	$—	$—	$21,627
Notes payable	—	—	71,064
The9 Conditional Obligation	—	—	1,128

	December 31, 2020
	Level 1	Level 2	Level 3
Related party notes payable	$—	$—	$21,627
Notes payable	—	—	71,064
The9 Conditional Obligation	—	—	1,128

	December 31, 2019
	Level 1	Level 2	Level 3
Related party notes payable	$—	$—	$21,522
Notes payable	—	—	32,222
The9 Conditional Obligation	—	—	5,000

Summary of activity for level 3 fair value measurements
	Related Party Notes Payable at Fair Value	Notes Payable at Fair Value	The9 Conditional Obligation	Warrant Liabilities
Balance as of December 31, 2020	$21,627	$71,064	$1,128	$—
Proceeds, net of original issuance discount	—	111,641	—	—
Consent fees	—	1,334	—	—
Original issue discount (1)	—	9,060	—	—
Issue costs paid by lender	—	1,900	—	—
Conversion to equity	—	—	(2,863)	—
Proceeds allocated to warrants	—	(5,125)	—	—
Recognition of warrant liability	—	—	—	5,000
Changes in fair value	142	23,630	1,735	2,880
Balance as of June 30, 2021	$21,769	$213,504	$—	$7,880

	Related Party Notes Payable at Fair Value	Notes Payable at Fair Value	Put Option	The9 Conditional Obligation
Balance as of December 31, 2018	$—	$—	$43,239	$—
Proceeds	18,112	42,117	—	5,000
Changes in fair value	3,410	11,773	—	—
Settlements/expiration	—	(21,668)	(43,239)	—
Balance as of December 31, 2019	21,522	32,222	—	5,000
Proceeds	—	30,000	—	—
Changes in fair value	105	8,843	—	(3,872)
Balance as of December 31, 2020	$21,627	$71,065	$—	$1,128